Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Associates [Abstract]
Schedule of Financial Information of Investments in Associates	The following table provides summarized financial information for Seaport, the Group’s material associate for the years ended
December 31, 2025 and December 31, 2024. The information disclosed reflects the amounts presented in the financial statements of
Seaport and not the Group’s share of those amounts. The amounts have been amended to reflect adjustments made by the Group when using the equity method, including fair value adjustments and modifications for differences in accounting policies.

	As of December 31, 2025	As of December 31, 2024
Summarized statement of financial position	$	$
Current assets	222,944	310,151
Non-current assets	25,688	5,632
Current liabilities	(12,633)	(11,149)
Non-current liabilities	(564,576)	(460,996)
Equity awards issued to third parties	(12,425)	(2,042)
Other	(301)	—
Net assets/(liabilities)	(341,302)	(158,405)

Reconciliation to carrying amounts:
Opening net assets/(liabilities)	(158,405)	(156,414)
Profit/(loss) for the period	(182,897)	(1,991)
Closing net assets/(liabilities)	(341,302)	(158,405)

Group's share in %	12.4%	13.1%
Group's share of net assets (net deficit)	(42,300)	(20,764)
Unrecognized goodwill and intangibles	23,162	23,162
Equity method losses recorded against long-term interests	(19,138)	—
Carrying amount of Investment in associates	—	2,397
	For the year ended December 31,
Statement of comprehensive income/(loss)	2025	2024
Profit/(loss) from continuing operations (100%)	(182,897)	(1,991)
Profit/(loss) for the year	(182,897)	(1,991)
Total comprehensive income/(loss)	(182,897)	(1,991)
Group's share in gain (net losses)	(23,234)	(262)

6.	Investments in Associates continued
The following table summarizes the activities related to the investment in associates balance for the years ended December 31, 2025 and 2024.

Investment in Associates	$
Balance as of January 1, 2024	3,185
Investment in Seaport – deconsolidation	2,461
Gain on dilution of interest in associates	199
Share in gain/(loss) of associates	(8,754)
Share of losses recorded against long-term Interests (LTIs)	5,307
Balance as of December 31, 2024	2,397
Gain on dilution of interest in associates	1,699
Share in net gain/(loss) of associates – limited to net investment amount	(17,928)
Share of losses recorded against long-term Interests (LTIs)	13,831
Balance as of December 31, 2025	—